Fair Value Measurements (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 03, 2023 shares	Jul. 31, 2023 $ / shares shares	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Fair Value Measurements [Line Items]
Purchase of ADS shares (in Shares)		50,000
Percentage of underwriters shares		3.00%
Shares sold (in Shares)		1,666,667
Warrants exercisable term		5 years
Exercise price of warrants (in Dollars per share) | $ / shares		$ 11.25
Expected volatility rate					39.54%
Risk-free interest rate					3.25%
Change in fair value of warrants			¥ (21,614)	$ (137)
Warrant [Member]
Fair Value Measurements [Line Items]
Expected volatility rate		42.00%
Risk-free interest rate		4.30%
IPO [Member]
Fair Value Measurements [Line Items]
Shares sold (in Shares)	1,666,667
Change in fair value of warrants			¥ 23,025	$ 146